NATURE OF BUSINESS - Financing Agreement - Narrative (Details) shares in Thousands, $ in Thousands				3 Months Ended		6 Months Ended	12 Months Ended					39 Months Ended	45 Months Ended
	Apr. 30, 2022 USD ($) oz	Apr. 12, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 oz	Mar. 31, 2022 oz	Jun. 30, 2022 oz	Dec. 31, 2024 oz	Dec. 31, 2023 oz	Dec. 31, 2022 USD ($) oz $ / shares	Dec. 31, 2022 USD ($) oz shares	Dec. 31, 2021 USD ($) oz shares	Sep. 30, 2025 oz	Sep. 30, 2025 oz	Dec. 31, 2025 oz	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 115,876	$ 115,876	$ 41,436				$ 105
Proceeds from Gold Prepay Agreement		$ 71,600
Financial agreement, annual gold quantity | oz							40,000	37,500		37,500
Orion Warrants
Disclosure of detailed information about borrowings [line items]
Financing agreement, warrant issued (in shares) | shares											5,500
Number of shares called by warrants | shares										5,500
Shares issued on exercise of warrants and stock options, per share (in dollars per share) | $ / shares									$ 3.275
Gold Prepay Agreement | Gold
Disclosure of detailed information about borrowings [line items]
Number of ounces required to deliver | oz				3,100	1,600	3,000						2,000	32,000
Prepayment									$ 45,000	$ 45,000
Increase in prepayment amount									45,000	45,000
Additional amount prepayment agreement									$ 50,000	$ 50,000
Proceeds from Gold Prepay Agreement			$ 45,000
Gold Prepay Agreement | Gold | Commitment To Deliver
Disclosure of detailed information about borrowings [line items]
Number of ounces required to deliver | oz												2,100
Silver Purchase Agreement | Silver
Disclosure of detailed information about borrowings [line items]
Financing purchase agreements, percentages of purchase	20.00%
Number of ounces to be delivered before pricing mechanism | oz							400,000	400,000	300,000	300,000				100,000
Additional deposit	$ 50,000
Silver Purchase Agreement | Silver | First Milestone Payment
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued	100.00%
Number of ounces delivered | oz	1,200,000
Silver Purchase Agreement | Silver | Second Milestone Payment
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued										50.00%
Number of ounces delivered | oz	2,500,000
Silver Purchase Agreement | Silver | Third Milestone Payment
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued	10.00%
Orion Convertible Loan
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 50,000
Sprott Convertible Loan
Disclosure of detailed information about borrowings [line items]
Principal amount											10,000
Silver Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 32,447	$ 32,447	0				$ 0
Silver Purchase Agreement | Silver
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate									12.28%	12.28%
Number of ounces to be delivered before pricing mechanism | oz							400,000		300,000	300,000				100,000
Silver Purchase Agreement | Silver | Third Milestone Payment
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued	10.00%
Convertible Loans
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 60,000
Interest at fixed rate											8.00%
Percent of principle required to be repaid in the event of a change of control											101.00%
Convertible loan common per share | $ / shares									$ 3.275
Obligation to repurchase period										120 days
Redemption price percentage									150.00%	150.00%
Offtake Agreement
Disclosure of detailed information about borrowings [line items]
Financing agreed to sell and agreed to purchase | oz										31,500	29,750
South Arturo Purchase and Sale Agreement
Disclosure of detailed information about borrowings [line items]
Financing purchase agreements, percentages of payment										20.00%
Financing purchase agreements, percentages of payment liability										80.00%
Refined precious silver value										$ 1,000
Financing purchase agreements, percentages of purchase										20.00%
South Arturo Purchase and Sale Agreement | Main Stream Area
Disclosure of detailed information about borrowings [line items]
Financing purchase agreements, percentages of delivery										100.00%
South Arturo Purchase and Sale Agreement | Exploration Stream Area
Disclosure of detailed information about borrowings [line items]
Financing purchase agreements, percentage in exploration area										50.00%
Gold Prepay Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 45,000
Silver Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount											30,000
Gold Prepayment Agreement, Additional Option
Disclosure of detailed information about borrowings [line items]
Principal amount											50,000
Silver Purchase Agreement, Additional Option
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 50,000